Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Financial assets at amortized cost	₩ 962,653	₩ 1,385,921
Financial assets at fair value through profits of loss	1,029,926	939,661
Financial assets at fair value through other comprehensive income	1,665,368	1,680,168
Derivatives used for hedging	445,471	159,211
Less: Non-current	(2,759,170)	(2,724,761)
Current	1,344,248	1,440,200
Other financial liabilities
Financial liabilities at amortized cost	942,135	915,185
Financial liabilities at fair value through profits or loss	132,011	136,106
Derivatives used for hedging	3	24,547
Less: Non-current	(722,517)	(753,739)
Current	₩ 351,632	₩ 322,099